Financial assets, liabilities and financial result (excluding Orange Bank) - BT securities (Details) € in Millions, £ in Millions, shares in Millions			12 Months Ended
	Jun. 27, 2017 EUR (€) shares	Jan. 29, 2016 EUR (€)	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Jun. 28, 2019	Jun. 27, 2017 GBP (£) shares	Dec. 31, 2016 EUR (€)
Bonds maturing June 27, 2021 [member]
Disclosure of financial assets [line items]
Notional amount	€ 585				€ 517			£ 517
Interest rate (as a percent)	0.375%				0.375%			0.375%
Underlying shares (in shares) | shares	133							133
Investments securities, BT Shares [member]
Disclosure of financial assets [line items]
Equity interest (as a percent)		4.00%			2.49%		2.49%
Shares sold (in shares) | shares	133		18
Profit and loss on sale of investment			€ (2)
Financial assets available-for-sale, category [member] | Investments securities, BT Shares [member]
Disclosure of financial assets [line items]
BT shares received as remuneration for the disposal of EE		€ 2,462
Telecom activities, operating segment [member] | Operating segments [member] | Financial assets at fair value through profit or loss, category [member] | Investments securities, BT Shares [member]
Disclosure of financial assets [line items]
Fair value of investment securities sold				€ 55					€ 570
Telecom activities, operating segment [member] | Operating segments [member] | Financial assets available-for-sale, category [member] | Investments securities, BT Shares [member]
Disclosure of financial assets [line items]
Profit and loss on sale of investment				€ (126)
Financial assets, fair value, current shares held						€ (119)